Basis of Presentation (Narrative) (Detail)	Sep. 30, 2014	Dec. 31, 2013
Percentage of ownership	100.00%
Minimum [Member]
Percentage of ownership	20.00%	20.00%
Maximum [Member]
Percentage of ownership	50.00%	50.00%